Summary of Significant Accounting Policies - Additional Information (Detail)				12 Months Ended
	Feb. 05, 2021 USD ($) $ / shares shares	Apr. 01, 2019	May 01, 2018	Dec. 31, 2024 CNY (¥) Segment Customer Rate shares	Dec. 31, 2024 USD ($) Segment Customer	Dec. 31, 2023 CNY (¥) Customer shares	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2024 USD ($) $ / shares Rate shares
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB | Rate				729.93%				729.93%
Goodwill				¥ 3,941,820,000		¥ 3,941,820,000		$ 540,027,000
Goodwill, impairment loss | ¥				0		0	¥ 0
Deferred revenue, revenue recognized				¥ 801,580,000	$ 109,820,000
Revenue, practical expedient, incremental cost of obtaining contract				true	true
Advertising expenditures				¥ 1,288,540,000	$ 176,530,000	1,429,060,000.00	1,397,960,000
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				srt:ChiefExecutiveOfficerMember	srt:ChiefExecutiveOfficerMember
Segment Reporting, Expense Information Used by CODM, Description				The CODM uses consolidated net income to evaluate return on assets and to monitor budget versus actual results. The competitive analysis and the monitoring of budgeted versus actual results are used in assessing the segment’s performance.	The CODM uses consolidated net income to evaluate return on assets and to monitor budget versus actual results. The competitive analysis and the monitoring of budgeted versus actual results are used in assessing the segment’s performance.
Number of operating segment | Segment				1	1
Total expenses for employee benefits				¥ 438,250,000	$ 60,040,000.00	¥ 435,450,000	¥ 432,060,000.00
Foreign currency exchange rate appreciation (depreciation)				(2.70%)	(2.70%)	(2.90%)	(7.60%)
Weighted Average Remaining Lease Term				1 year 2 months 1 day		1 year 11 months 1 day		1 year 2 months 1 day
Weighted average discount rate				4.83%		5.75%		4.83%
Operating leases, rental expenses				¥ 160,020,000.00	$ 21,920,000	¥ 157,530,000	¥ 151,780,000
Common stock shares value				¥ 8,659,000		¥ 8,599,000		$ 1,186,000
Common stock shares authorised | shares				400,000,000,000		400,000,000,000		400,000,000,000
Common stock shares par value per share | $ / shares								$ 0.0025
Finance lease liability | ¥				¥ 0		¥ 0
ADR [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock shares value | $	$ 1,000,000,000
Common stock shares authorised | shares	400,000,000,000
Common stock shares par value per share | $ / shares	$ 0.0025
Stock holders equity note stock split	one ADS representing four ordinary shares
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants				71,770,000	9,830,000	27,180,000	56,410,000
Vat Refunds				219,790,000	$ 30,110,000	233,920,000	¥ 223,930,000
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits				¥ 23,409,100,000		¥ 23,680,500,000		$ 3,207,030,000.00
Credit Concentration Risk [Member] | Financial Institution One [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				22.20%	22.20%
Credit Concentration Risk [Member] | Financial Institution Two [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				17.00%	17.00%
Credit Concentration Risk [Member] | Financial Institution Three [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				13.90%	13.90%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer				0	0	1
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer				0	0	0	0
Customer Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Tianjin Autohome Software Co., Ltd. [Member] | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate				10.00%	10.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate				13.00%	13.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate after refund		3.00%	3.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		13.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate after refund				3.00%	3.00%